Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.88%
Apparel Retail–0.25%
Ross Stores, Inc.	211	$17,939
Apparel, Accessories & Luxury Goods–0.30%
lululemon athletica, inc.(b)	74	21,659
Application Software–5.09%
Adobe, Inc.(b)	282	117,447
ANSYS, Inc.(b)	52	13,539
Atlassian Corp. PLC, Class A(b)	84	14,895
Autodesk, Inc.(b)	131	27,215
Cadence Design Systems, Inc.(b)	165	25,366
Datadog, Inc., Class A(b)	158	15,072
DocuSign, Inc.(b)	118	9,901
Intuit, Inc.	168	69,629
Splunk, Inc.(b)	95	9,743
Synopsys, Inc.(b)	92	29,367
Workday, Inc., Class A(b)	117	18,287
Zoom Video Communications, Inc., Class A(b)	145	15,580
		366,041
Automobile Manufacturers–4.18%
Lucid Group, Inc.(b)	985	19,877
Tesla, Inc.(b)	371	281,315
		301,192
Automotive Retail–0.35%
O’Reilly Automotive, Inc.(b)	39	24,850
Biotechnology–3.95%
Amgen, Inc.	332	85,238
Biogen, Inc.(b)	88	17,600
Gilead Sciences, Inc.	747	48,443
Moderna, Inc.(b)	240	34,879
Regeneron Pharmaceuticals, Inc.(b)	64	42,543
Seagen, Inc.(b)	109	14,789
Vertex Pharmaceuticals, Inc.(b)	152	40,835
		284,327
Cable & Satellite–2.59%
Charter Communications, Inc., Class A(b)	103	52,214
Comcast Corp., Class A	2,695	119,335
Sirius XM Holdings, Inc.	2,353	15,059
		186,608
Communications Equipment–1.55%
Cisco Systems, Inc.	2,475	111,499
Construction Machinery & Heavy Trucks–0.25%
PACCAR, Inc.	207	17,976
Data Processing & Outsourced Services–2.51%
Automatic Data Processing, Inc.	250	55,735
Fiserv, Inc.(b)	389	38,970
Paychex, Inc.	215	26,623
Shares		Value
Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc.(b)	694	$59,136
		180,464
Diversified Support Services–0.57%
Cintas Corp.	62	24,697
Copart, Inc.(b)	142	16,263
		40,960
Drug Retail–0.31%
Walgreens Boots Alliance, Inc.	515	22,572
Electric Utilities–1.33%
American Electric Power Co., Inc.	300	30,609
Constellation Energy Corp.	195	12,106
Exelon Corp.	584	28,703
Xcel Energy, Inc.	324	24,410
		95,828
General Merchandise Stores–0.30%
Dollar Tree, Inc.(b)	134	21,484
Health Care Equipment–1.19%
DexCom, Inc.(b)	58	17,280
IDEXX Laboratories, Inc.(b)	50	19,581
Intuitive Surgical, Inc.(b)	214	48,715
		85,576
Health Care Supplies–0.18%
Align Technology, Inc.(b)	47	13,049
Hotels, Resorts & Cruise Lines–1.62%
Airbnb, Inc., Class A(b)	222	26,833
Booking Holdings, Inc.(b)	25	56,089
Marriott International, Inc., Class A	195	33,458
		116,380
Hypermarkets & Super Centers–1.71%
Costco Wholesale Corp.	264	123,082
Industrial Conglomerates–1.10%
Honeywell International, Inc.	409	79,191
Interactive Home Entertainment–1.00%
Activision Blizzard, Inc.	465	36,214
Electronic Arts, Inc.	167	23,155
NetEase, Inc., ADR (China)	125	12,966
		72,335
Interactive Media & Services–10.80%
Alphabet, Inc., Class A(b)	108	245,726
Alphabet, Inc., Class C(b)	113	257,728
Baidu, Inc., ADR (China)(b)	144	20,210
Match Group, Inc.(b)	170	13,393
Meta Platforms, Inc., Class A(b)	1,241	240,307
		777,364
Internet & Direct Marketing Retail–7.15%
Amazon.com, Inc.(b)	183	439,967
eBay, Inc.	350	17,035

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
JD.com, Inc., ADR (China)	355	$19,923
MercadoLibre, Inc. (Brazil)(b)	31	24,362
Pinduoduo, Inc., ADR (China)(b)	264	13,292
		514,579
Internet Services & Infrastructure–0.26%
Okta, Inc.(b)	89	7,392
VeriSign, Inc.(b)	66	11,520
		18,912
IT Consulting & Other Services–0.32%
Cognizant Technology Solutions Corp., Class A	312	23,306
Life Sciences Tools & Services–0.31%
Illumina, Inc.(b)	94	22,511
Movies & Entertainment–0.73%
Netflix, Inc.(b)	265	52,322
Packaged Foods & Meats–1.11%
Kraft Heinz Co. (The)	729	27,578
Mondelez International, Inc., Class A	827	52,564
		80,142
Pharmaceuticals–0.31%
AstraZeneca PLC, ADR (United Kingdom)	340	22,603
Railroads–0.58%
CSX Corp.	1,307	41,550
Research & Consulting Services–0.23%
Verisk Analytics, Inc.	96	16,792
Restaurants–0.75%
Starbucks Corp.	685	53,772
Semiconductor Equipment–2.31%
Applied Materials, Inc.	527	61,812
ASML Holding N.V., New York Shares (Netherlands)	49	28,238
KLA Corp.	90	32,837
Lam Research Corp.	83	43,162
		166,049
Semiconductors–13.53%
Advanced Micro Devices, Inc.(b)	970	98,804
Analog Devices, Inc.	312	52,541
Broadcom, Inc.	244	141,552
Intel Corp.	2,427	107,807
Marvell Technology, Inc.	503	29,753
Microchip Technology, Inc.	332	24,120
Shares		Value
Semiconductors–(continued)
Micron Technology, Inc.	667	$49,251
NVIDIA Corp.	1,264	236,014
NXP Semiconductors N.V. (China)	157	29,792
QUALCOMM, Inc.	671	96,101
Skyworks Solutions, Inc.	97	10,560
Texas Instruments, Inc.	550	97,218
		973,513
Soft Drinks–2.72%
Keurig Dr Pepper, Inc.	845	29,355
Monster Beverage Corp.(b)	316	28,162
PepsiCo, Inc.	824	138,226
		195,743
Systems Software–11.43%
Crowdstrike Holdings, Inc., Class A(b)	124	19,839
Fortinet, Inc.(b)	95	27,943
Microsoft Corp.	2,693	732,146
Palo Alto Networks, Inc.(b)	59	29,664
Zscaler, Inc.(b)	84	12,860
		822,452
Technology Hardware, Storage & Peripherals–12.12%
Apple, Inc.(c)	5,862	872,500
Trading Companies & Distributors–0.26%
Fastenal Co.	343	18,371
Trucking–0.25%
Old Dominion Freight Line, Inc.	69	17,819
Wireless Telecommunication Services–1.38%
T-Mobile US, Inc.(b)	744	99,168
Total Common Stocks & Other Equity Interests (Cost $7,450,580)		6,972,480
Money Market Funds–1.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e)	41,580	41,580
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(d)(e)	29,688	29,685
Invesco Treasury Portfolio, Institutional Class, 0.54%(d)(e)	47,520	47,520
Total Money Market Funds (Cost $118,782)		118,785
TOTAL INVESTMENTS IN SECURITIES–98.53% (Cost $7,569,362)		7,091,265
OTHER ASSETS LESS LIABILITIES—1.47%		105,854
NET ASSETS–100.00%		$7,197,119
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,597	$1,517,390	$(1,620,407)	$-	$-	$41,580	$32
Invesco Liquid Assets Portfolio, Institutional Class	102,802	1,079,718	(1,152,799)	3	(39)	29,685	17
Invesco Treasury Portfolio, Institutional Class	165,254	1,734,161	(1,851,895)	-	-	47,520	21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,135	(9,135)	-	-	-	-
Invesco Private Prime Fund	-	37,275	(37,273)	-	(2)	-	1*
Total	$412,653	$4,377,679	$(4,671,509)	$3	$(41)	$118,785	$71

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Micro E-mini Nasdaq-100 Index	4	June-2022	$101,172	$(11,412)	$(11,412)

(a)	Futures contracts collateralized by $21,151 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,972,480	$—	$—	$6,972,480
Money Market Funds	118,785	—	—	118,785
Total Investments in Securities	7,091,265	—	—	7,091,265
Other Investments - Liabilities*
Futures Contracts	(11,412)	—	—	(11,412)
Total Investments	$7,079,853	$—	$—	$7,079,853

*	Unrealized appreciation (depreciation).
Invesco NASDAQ 100 Index Fund